LEASES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
LEASES
Schedule of Lease-Related Assets and Liabilities
	September 30, 2025	June 30, 2025

Assets
Right-of-use asset (#1)	$720,000	$720,000
Right-of-use asset (#2)	162,092	162,092
Total RoU assets	882,092	882,092
Less: Accumulated amortization	(400,887)	(363,717)
	$481,205	$518,375

Liabilities
Current:
Operating lease liabilities	$39,145	$38,311

Non-current:
Operating lease liabilities	81,534	91,639

Total lease liabilities	$120,679	$129,950

	As of June 30,
	2025	2024

Assets
Right-of-use asset (#1)	$720,000	$720,000
Right-of-use assets (#2)	162,092	64,910
Total RoU assets	$882,092	$784,910
Less: Accumulated amortization	(363,717)	(275,428)
	$518,375	509,482

Liabilities
Current:
Operating lease liabilities	$38,311	$24,881
Finance lease liabilities	-	22,323
	38,311	47,204

Finance lease liabilities – assets held for sale	$-	$603,252
Total Current Lease Liabilities	$38,311	650,456

Non-current:
Operating lease liabilities	$91,639	$4,602
Finance lease liabilities	-	86,565
Total Non-current Lease Liabilities	91,639	91,167

Total lease liabilities	$129,950	$741,623

Schedule of Weighted Average Discount Rate and the Remaining Lease
Years ending September 30,	Operating lease amount

2026	$48,435
2027	48,435
2028	32,347
Thereafter	8,995

Total minimum lease liabilities payment	138,212
Less: imputed interest	(17,533)
Present value of lease liabilities	$120,679

Representing:-
Current liabilities	$39,145
Non-current liabilities	81,534
Present value of lease liabilities	$120,679

	As of June 30,
	2025	2024
Operating leases
Weighted average discount rate	9.00%	18.20%
Weighted average remaining lease term (years)	3.10	1.17
Finance leases
Weighted average discount rate	NA	6.73%
Weighted average remaining lease term (years)	NA	3.66

Schedule of Lease Expense
	Three Months ended September 30,
	September 30, 2025	June 30, 2025
Operating leases
Weighted average discount rate	9.02%	9.00%
Weighted average remaining lease term (years)	2.85	3.10

	Years ended June 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$5,368	$45,926

Operating lease cost:
Operating lease expense (per ASC 842)	145,705	131,096

Total lease expense	$151,073	$177,022

Schedule of Future Contractual Lease Payments
	Three Months ended September 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$-	$6,739

Operating lease cost:
Operating lease expense (per ASC 842)	40,008	32,774

Total lease expense	$40,008	$39,513

Years ending June 30,	Operating and finance lease amount

2026	48,435
2027	48,435
2028	37,710
Thereafter	15,741
Total minimum lease liabilities payment	150,321
Less: imputed interest	(20,371)

Present value of lease liabilities	$129,950